Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2018	Mar. 31, 2017
SMBC Trust Bank Ltd. [member] | Corporate business [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	12.61%	9.75%
Growth rate	1.00%	1.00%
SMBC Trust Bank Ltd. [member] | Retail banking [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	9.91%	6.52%
Growth rate	1.00%	1.00%
Kansai Urban Banking Corporation [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		6.24%
Growth rate		1.00%
Sumitomo mitsui finance and leasing company, limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		6.63%
Growth rate		1.00%
SMBC Nikko Securities Inc. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.42%	8.12%
Growth rate	1.00%	1.00%
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.20%	10.58%
Growth rate	1.00%	1.00%
Sumitomo mitsui asset management company, limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	9.01%	7.17%
Growth rate	1.00%	1.00%